Label	Element	Value
2x Wheat ETF (Consolidated) | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	100.00%
2x Wheat ETF (Consolidated) | Wheat Futures May25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	201.00%